Corporate debt, Repayment schedule (Details) $ in Thousands, € in Millions	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)
Repayment schedule [Abstract]
Corporate debt	$ 1,025,061	$ 993,725
Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	18,640
Between January and June 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Between July and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2021 [Member]
Repayment schedule [Abstract]
Corporate debt		23,648
2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2023 [Member]
Repayment schedule [Abstract]
Corporate debt	1,976	2,036
2024 [Member]
Repayment schedule [Abstract]
Corporate debt	1,976	2,036
2025 [member]
Repayment schedule [Abstract]
Corporate debt	105,295	448,133
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	897,174	517,872
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	6	41
2017 Credit Facility [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	6
2017 Credit Facility [Member] | Between January and June 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between July and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		41
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	13,623	21,224
Commercial Paper [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	13,623
Commercial Paper [Member] | Between January and June 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | Between July and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		21,224
Commercial Paper [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Commercial Paper [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	341,234	351,315
2020 Green Private Placement [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	300
2020 Green Private Placement [Member] | Between January and June 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Between July and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		289
2020 Green Private Placement [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Green Private Placement [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	340,934	351,026
Note Issuance Facility 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	162,217	166,846
Note Issuance Facility 2020 [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | Between January and June 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | Between July and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2020 [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2020 [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	162,217	166,846
Green Exchangeable Notes [Member]
Repayment schedule [Abstract]
Corporate debt	105,442	104,227
Green Exchangeable Notes [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	2,082
Green Exchangeable Notes [Member] | Between January and June 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | Between July and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		2,083
Green Exchangeable Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Green Exchangeable Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	103,360	102,144
Green Exchangeable Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Bank Loan [Member]
Repayment schedule [Abstract]
Corporate debt	5,898	6,073	$ 5,900	€ 5
Bank Loan [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	11
Bank Loan [Member] | Between January and June 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Bank Loan [Member] | Between July and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Bank Loan [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		11
Bank Loan [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Bank Loan [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	1,976	2,036
Bank Loan [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	1,976	2,036
Bank Loan [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	1,935	1,990
Bank Loan [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member]
Repayment schedule [Abstract]
Corporate debt	396,641
Green Senior Notes [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	2,618
Green Senior Notes [Member] | Between January and June 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | Between July and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 394,023
Note Issuance Facility 2019 [Member]
Repayment schedule [Abstract]
Corporate debt		343,999
Note Issuance Facility 2019 [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2019 [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2019 [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2019 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2019 [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt		343,999
Note Issuance Facility 2019 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt		$ 0